Loss Per Share	6 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE
13.	LOSS PER SHARE

	For the six months ended September 30,
	2021	2020
Loss Per Share Numerator

Loss for the six months attributable to owners of the Company	$(7,355,329)	$(1,231,866)

Diluted Loss Per Share Numerator
Loss for the six months attributable to owners of the Company	$(7,355,329)	$(1,231,866)

Basic Loss Per Share Denominator
Original shares:	13,263,066	11,421,393
Additions from actual events:
- Issuance of ordinary shares, weighted	4,406,216	-
Basic weighted average shares outstanding	17,669,282	11,421,393

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	17,669,282	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None	-	-
Diluted Weighted Average Shares Outstanding:	17,669,282	11,421,393

Loss Per Share
- Basic	$(0.42)	$(0.11)
- Diluted	$(0.42)	$(0.11)
Weighted Average Shares Outstanding
- Basic	17,669,282	11,421,393
- Diluted	17,669,282	11,421,393